Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share (Tables) [Abstract]
Earnings Per Common Share

		Year ended December 31,
(in millions, except per share amounts)		2012	2011	2010
Wells Fargo net income		$18,897	15,869	12,362
Less:	Preferred stock dividends and other (1)	898	844	730
Wells Fargo net income applicable to common stock (numerator)		$17,999	15,025	11,632
Earnings per common share
Average common shares outstanding (denominator)		5,287.6	5,278.1	5,226.8
Per share		$3.40	2.85	2.23
Diluted earnings per common share
Average common shares outstanding		5,287.6	5,278.1	5,226.8
Add:	Stock Options	27.5	24.2	28.3
	Restricted share rights	36.4	21.1	8.0
Diluted average common shares outstanding (denominator)		5,351.5	5,323.4	5,263.1
Per share		$3.36	2.82	2.21

  Includes series J, K, L, I and N preferred stock dividends of $892 million, $844 million and $737 million for the years ended 2012, 2011 and 2010, respectively.

Antidilutive Warrants And Options Outstanding

	Weighted-average shares
	Year ended December 31,
(in millions)	2012	2011	2010
Options	56.4	198.8	212.1
Warrants	39.2	39.4	66.9